Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Technology Portfolio
March 31, 2023
VTC-NPRT1-0523
1.814636.118
Common Stocks - 95.8%
	Shares	Value ($)
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	3,710	2,030,072
Communications Equipment - 3.6%
Communications Equipment - 3.6%
Cisco Systems, Inc.	990,500	51,778,388
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	835,647	1,286,896
Entertainment - 0.7%
Movies & Entertainment - 0.7%
Netflix, Inc. (a)	30,332	10,479,099
Financial Services - 6.4%
Transaction & Payment Processing Services - 6.4%
MasterCard, Inc. Class A	179,600	65,268,436
Visa, Inc. Class A	121,400	27,370,844
		92,639,280
Ground Transportation - 0.0%
Cargo Ground Transportation - 0.0%
TuSimple Holdings, Inc. (a)	31,800	46,746
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)(c)	300	0
Hotels, Restaurants & Leisure - 1.4%
Hotels, Resorts & Cruise Lines - 1.3%
Airbnb, Inc. Class A (a)	159,600	19,854,240
Restaurants - 0.1%
Deliveroo PLC Class A (a)(d)	955,100	1,078,063
TOTAL HOTELS, RESTAURANTS & LEISURE		20,932,303
Interactive Media & Services - 0.7%
Interactive Media & Services - 0.7%
Snap, Inc. Class A (a)	865,067	9,697,401
IT Services - 5.5%
Internet Services & Infrastructure - 5.0%
MongoDB, Inc. Class A (a)	58,500	13,637,520
Okta, Inc. (a)	401,700	34,642,608
Shopify, Inc. Class A (a)(e)	144,000	6,903,360
Snowflake, Inc. (a)	63,516	9,799,884
Twilio, Inc. Class A (a)	119,600	7,968,948
		72,952,320
IT Consulting & Other Services - 0.5%
Capgemini SA	40,100	7,425,653
TOTAL IT SERVICES		80,377,973
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	94,814	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(c)	94,814	49,382
Semiconductors & Semiconductor Equipment - 28.7%
Semiconductor Equipment - 2.1%
ASML Holding NV (Netherlands)	13,400	9,131,405
Teradyne, Inc.	196,800	21,157,968
		30,289,373
Semiconductors - 26.6%
GlobalFoundries, Inc. (a)	542,298	39,143,070
Marvell Technology, Inc.	1,363,904	59,057,043
Microchip Technology, Inc.	161,700	13,547,226
NVIDIA Corp.	505,500	140,412,735
NXP Semiconductors NV	316,204	58,964,141
onsemi (a)	611,300	50,322,216
Taiwan Semiconductor Manufacturing Co. Ltd.	1,496,000	26,141,708
		387,588,139
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		417,877,512
Software - 28.4%
Application Software - 10.0%
Bill Holdings, Inc. (a)	128,900	10,458,946
Convoy, Inc. warrants (a)(b)(c)	1,866	5,635
Dynatrace, Inc. (a)	183,100	7,745,130
HubSpot, Inc. (a)	26,733	11,461,774
Intuit, Inc.	60,800	27,106,464
Paycom Software, Inc. (a)	34,200	10,397,142
Pine Labs Private Ltd. (a)(b)(c)	1,314	692,412
Salesforce, Inc. (a)	245,865	49,118,910
Splunk, Inc. (a)	299,500	28,716,060
		145,702,473
Systems Software - 18.4%
Microsoft Corp.	789,100	227,497,530
ServiceNow, Inc. (a)	69,500	32,298,040
Tenable Holdings, Inc. (a)	177,370	8,426,849
		268,222,419
TOTAL SOFTWARE		413,924,892
Technology Hardware, Storage & Peripherals - 18.9%
Technology Hardware, Storage & Peripherals - 18.9%
Apple, Inc.	1,664,260	274,436,474
IonQ, Inc. (a)(b)	44,500	273,675
		274,710,149
Transportation - 1.3%
Passenger Ground Transportation - 1.3%
Lyft, Inc. (a)	180,097	1,669,499
Uber Technologies, Inc. (a)	568,624	18,025,381
		19,694,880
TOTAL COMMON STOCKS (Cost $834,132,791)		1,395,524,973

Preferred Stocks - 1.8%
	Shares	Value ($)
Convertible Preferred Stocks - 1.5%
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (a)(b)(c)	174,268	3,223,958

Broadline Retail - 0.1%
Broadline Retail - 0.1%
Meesho Series F (a)(b)(c)	17,100	1,183,320

Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
Enevate Corp. Series E (a)(b)(c)	3,556,678	2,062,873

Food & Staples Retailing - 0.1%
Food Retail - 0.1%
GoBrands, Inc. Series G (a)(b)(c)	5,260	513,218

Hypermarkets & Super Centers - 0.0%
Instacart, Inc. Series I (a)(b)(c)	10,890	465,439

TOTAL FOOD & STAPLES RETAILING		978,657

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(b)(c)	200	67,470

Interactive Media & Services - 0.4%
Interactive Media & Services - 0.4%
ByteDance Ltd. Series E1 (a)(b)(c)	9,903	2,096,564
Reddit, Inc.:
Series D(a)(b)(c)	33,900	1,291,590
Series E(a)(b)(c)	1,982	75,514
Series F(a)(b)(c)	55,762	2,124,532
		5,588,200
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	56,576	2,006,751

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.2%
Astera Labs, Inc.:
Series A(b)(c)	52,688	468,396
Series B(b)(c)	8,971	79,752
Series C(a)(b)(c)	49,300	438,277
Series D(b)(c)	216,871	1,927,983
		2,914,408
Semiconductors - 0.1%
SiMa.ai:
Series B(a)(b)(c)	85,000	552,500
Series B1(b)(c)	36,016	272,281
Xsight Labs Ltd. Series D (a)(b)(c)	37,800	277,074
		1,101,855
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		4,016,263

Software - 0.2%
Application Software - 0.2%
Convoy, Inc. Series D (a)(b)(c)	28,479	182,550
Databricks, Inc.:
Series G(a)(b)(c)	14,100	680,607
Series H(a)(b)(c)	36,297	1,752,056
		2,615,213
Systems Software - 0.0%
Tenstorrent, Inc. Series C1 (a)(b)(c)	2,400	136,032

TOTAL SOFTWARE		2,751,245

TOTAL CONVERTIBLE PREFERRED STOCKS		21,878,737
Nonconvertible Preferred Stocks - 0.3%
Software - 0.3%
Application Software - 0.3%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	3,140	1,654,623
Series A(a)(b)(c)	785	413,656
Series B(a)(b)(c)	854	450,015
Series B2(a)(b)(c)	690	363,596
Series C(a)(b)(c)	1,284	676,604
Series C1(a)(b)(c)	271	142,803
Series D(a)(b)(c)	289	152,289
		3,853,586
TOTAL PREFERRED STOCKS (Cost $29,474,329)		25,732,323

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
Software - 0.0%
Application Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c) (Cost $12,428)	12,428	12,490

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(g) (Cost $130,000)	130,000	123,890

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (h)	34,672,003	34,678,938
Fidelity Securities Lending Cash Central Fund 4.87% (h)(i)	6,834,567	6,835,250
TOTAL MONEY MARKET FUNDS (Cost $41,514,188)		41,514,188

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $905,263,736)	1,462,907,864
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(6,631,585)
NET ASSETS - 100.0%	1,456,276,279

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,127,321 or 1.9% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,078,063 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	3,184,965

Astera Labs, Inc. Series A	5/17/22	535,811

Astera Labs, Inc. Series B	5/17/22	91,231

Astera Labs, Inc. Series C	8/24/21	165,737

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	2,205,470

ByteDance Ltd. Series E1	11/18/20	1,085,113

Convoy, Inc. Series D	10/30/19	385,606

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	12,428

Databricks, Inc. Series G	2/01/21	833,629

Databricks, Inc. Series H	8/31/21	2,667,254

Diamond Foundry, Inc. Series C	3/15/21	1,357,824

Discord, Inc. Series I	9/15/21	110,125

Enevate Corp. Series E	1/29/21	3,943,236

GoBrands, Inc. Series G	3/02/21	1,313,513

Instacart, Inc. Series I	2/26/21	1,361,250

IonQ, Inc.	3/07/21	445,000

Meesho Series F	9/21/21	1,311,096

Pine Labs Private Ltd.	6/30/21	489,938

Pine Labs Private Ltd. Series 1	6/30/21	1,170,780

Pine Labs Private Ltd. Series A	6/30/21	292,695

Pine Labs Private Ltd. Series B	6/30/21	318,422

Pine Labs Private Ltd. Series B2	6/30/21	257,273

Pine Labs Private Ltd. Series C	6/30/21	478,752

Pine Labs Private Ltd. Series C1	6/30/21	101,045

Pine Labs Private Ltd. Series D	6/30/21	107,757

Reddit, Inc. Series D	2/04/19	735,166

Reddit, Inc. Series E	5/18/21	84,184

Reddit, Inc. Series F	8/11/21	3,445,779

Relativity Space, Inc. Series E	5/27/21	3,979,427

SiMa.ai Series B	5/10/21	435,829

SiMa.ai Series B1	4/25/22 - 10/17/22	255,386

Tenstorrent, Inc. Series C1	4/23/21	142,690

Tenstorrent, Inc. 0%	4/23/21	130,000

Xsight Labs Ltd. Series D	2/16/21	302,249

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	7,928,276	94,058,250	67,307,588	222,332	-	-	34,678,938	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	26,064,625	28,306,920	47,536,295	136,906	-	-	6,835,250	0.0%
Total	33,992,901	122,365,170	114,843,883	359,238	-	-	41,514,188

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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